N-2	Jun. 12, 2025
Cover [Abstract]
Entity Central Index Key	0001688897
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	FS CREDIT INCOME FUND
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Additionally, the first sentence of the last paragraph of the subsection of the Prospectus entitled “DESCRIPTION OF CAPITAL STRUCTURE AND SHARES - Number of Trustees; Appointment of Trustees; Vacancies; Removal” is deleted and replaced with the following:

The Fund has a total of four members of the Board, three of whom are Independent Trustees.